Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Effective December 13, 2013, the former Executive Chairman’s employment under the employment agreement by and between the Company and the former Executive Chairman, or otherwise, was terminated. Pursuant to a Separation Agreement and General Release dated April 9, 2014, the former Executive Chairman resigned from the Board of Directors. For the nine months ended June 30, 2015, the Company paid $100,851 representing the remaining severance obligation costs under the Separation Agreement and General Release.

On April 21, 2014 (the “Effective Date”), SITO Mobile R&D IP, LLC, the Company’s wholly-owned subsidiary, through a joint venture arrangement organized as a limited liability company (the “JV”) with Personalized Media Communications, LLC (“PMC”), entered into a Joint Licensing Program Agreement (the “Agreement”) with a national broadcasting entity (“Licensee”) pursuant to which the JV granted the Licensee a term-limited license ( the “License”) to all patents licensable b the JV (“Patents”), including an exclusive license to assert the Patents against certain infringing parties in the media distribution industry. In exchange for the License, the Licensee agreed to pay an annual fee of $1,250,000 for a minimum of three years (“Annual Fee”). Commencing three years from the Effective Date, the Licensee may each year, at its sole option, pay a $1,250,000 license fee to renew the License for every year for four additional years. Once the Licensee has paid a total of $8,750,000 in license fees, either in one lump sum or after paying $1,250,000 annually for seven years, the License is deemed to be perpetual. For Patents infringement actions provided for under the License, the Licensee will pay 20% of the gross proceeds from settlements received less any Annual Fee amounts paid and litigation costs incurred (“Share of Proceeds”). SITO Mobile R&D IP, LLC and its joint venture partner will serve as co-plaintiffs with the Licensee in infringement actions under the License and the Licensee will be responsible for any out-of-pocket costs of the JV associated with being a co-plaintiff in supporting Licensee in such litigation, including attorneys’ fees. The Licensee will pay the Annual Fee and any Share of Proceeds to the JV. Proceeds received by the JV are shared by SITO Mobile R&D IP, LLC and PMC on a 30% and 70% basis, respectively. In the event that the Licensee does not assert any infringement actions under its rights in the License within five years of the Effective Date, the JV may, at its sole option, choose to terminate Licensee’s exclusive right to assert infringement claims with no reduction or adjustment to the Annual Fee. For the three and nine months ended June 30, 2015, the Company amortized $93,297 and $280,283 in revenue and as of June 30, 2015 has $303,279 in deferred revenue under the Licensing Agreement.

The Company entered into a Separation and General Release Agreement (the “Separation Agreement”) with its former Chief Executive Officer, James Orsini, which confirmed his removal from all positions held with the Company, including its subsidiaries, divisions, affiliates, partnerships, joint ventures and related business entities, effective September 19, 2014. Pursuant to the terms of the Separation Agreement and in accordance with the terms of his employment agreement, the Company will pay to Mr. Orsini, one year of his base salary, accrued but unused vacation time and will provide continued medical coverage for a period of one year. In addition, the Company reimbursed Mr. Orsini $10,000 for his attorneys’ fees in connection with his Separation Agreement. In exchange for these payments, and other provisions, Mr. Orsini agreed to a general release in favor of the Company. The Separation Agreement became effective September 19, 2014. For the three and nine months ended June 30, 2015, the Company paid $116,410 and $338,476 under terms of the Separation Agreement and has accrued $119,374 in remaining obligations.

On November 10, 2014, the Company granted options to a Director to purchase 25,000 of Company common stock at a purchase price of $3.03 per share expiring November 10, 2019. The 25,000 options were valued at $48,325 under the Binomial Option Model using a trading price of $2.90 per share, a risk free interest rate of 1.65%, and volatility of 102.66%. The options immediately vested upon grant and the $48,325 was fully charged to operations on the date of grant.

On November 21, 2014, the Company granted options to an employee to purchase 15,000 of Company common stock at a purchase price of $2.805 per share expiring November 21, 2019. The 15,000 options were valued at $28,230 under the Binomial Option Model using a trading price of $2.60 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 5,000 shares over a three-year period and the $28,230 is charged to operations over the vesting period of the options.

On November 21, 2014, the Company granted options to an employee to purchase 38,000 of Company common stock at a purchase price of $2.805 per share expiring November 21, 2019. The 38,000 options were valued at $71,516 under the Binomial Option Model using a trading price of $2.60 per share, a risk free interest rate of 1.60%, and volatility of 100.62%. The options vest in increments of 12,667 shares over a three-year period and the $71,516 is charged to operations over the vesting period of the options.

On November 21, 2014, the Company approved a compensation plan for the executive officers of the Company which provides for the payment of a cash bonus and an equity grant of performance options to the Company’s Chief Executive Officer and its Chief Financial Officer (the “Executives”). Each Executive is eligible for an annual cash bonus, based upon net revenue, gross margins, and individual key performance indicators, set annually by the Company’s Compensation Committee (the “Target Performance”). The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of his base salary. Eighty percent of the cash bonus is based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved. As of March 31, 2015, the Company has accrued $84,563 in compensation expense for the potential incentive cash bonuses. The equity grant component of the compensation plan provides for the grant of 105,000 performance options to purchase shares of Company common stock to the Chief Executive Officer and 42,000 performance options to purchase shares of Company common stock to the Chief Financial Officer, with the number of performance options to be received by each of the Executives based upon the achievement by the Company of certain net revenues and gross margins targets. The performance options will vest in three year increments commencing on the grant date and are exercisable at a price of $2.805. As of June 30, 2015, the Company has accrued $30,855 in stock compensation expense for the potential incentive stock option bonuses.

On December 15, 2014 the Company granted options to 21 employees to purchase an aggregate of 43,500 shares of Company common stock at a purchase price of $2.50 per share expiring December 15, 2019. The 43,500 options were valued at $72,341 under the Binomial Option Model using a trading price of $2.30 per share, a risk free interest rate of 1.64%, and volatility of 100.54%. The options vest in increments of 14,500 shares over a three-year period and the $72,341 is charged to operations over the vesting period of the options.

On May 20, 2015 the Company granted options to a Director to purchase an aggregate of 20,000 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 20,000 options were valued at $48,000 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options immediately vested upon grant and the $48,000 was fully charged to operations on the date of grant.

On May 20, 2015 the Company granted options to a Director to purchase an aggregate of 16,986 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 16,986 options were valued at $40,767 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options immediately vested upon grant and the $40,767 was fully charged to operations on the date of grant.

On May 20, 2015 the Company granted options to an employee to purchase an aggregate of 2,500 shares of Company common stock at a purchase price of $3.318 per share expiring May 20, 2020. The 2,500 options were valued at $6,000 under the Binomial Option Model using a trading price of $3.20 per share, a risk free interest rate of 1.56%, and volatility of 103.26%. The options vest in increments over a three-year period and the $6,000 is charged to operations over the vesting period of the options.

13. Related Party Transactions

On November 30, 2012, the Company agreed to modify the terms of common stock options previously granted to the Company’s former Chief Executive Officer. Under the modified terms, the 5,000 stock options with an exercise price of $13.75 per share were reduced to 4,000 common stock options with an exercise price of $4.69 per share and 420,000 common stock options with an exercise price of $9.00 per share were reduced to 357,000 common stock options with an exercise price of $4.69 per share.

On November 30, 2012, the Company’s former Chief Executive Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, options 300,000 common stock options with an exercise price of $9.00 per share were reduced to 255,000 common stock options with an exercise price of $4.69 per share.

On November 30, 2012, the Company’s former Chief Financial Officer agreed to modify the terms of common stock options previously granted to him. Under the modified terms, 100,000 common stock options with an exercise price of $9.00 per share were reduced to 85,000 common stock options with an exercise price of $4.69 per share.

On November 30, 2012, a former Company Director also agreed to modify the terms of common stock options previously granted to him. Under the modified terms, 300,000 common stock options with an exercise price of $0.90 per share were reduced to 255,000 common stock options with an exercise price of $4.69 per share.

During the three months ended December 31, 2012, the Company's former Executive Chairman personally granted an option to a third party to purchase a total of 575,000 shares of the Company’s common stock that he owned in exchange for consulting services provided by the third party that directly benefit the Company (the “Former Chairman Options”). Of the 575,000 Former Chairman Options, 375,000 have an exercise price of $2.95 per share and 200,000 have an exercise price of $4.80 per share. The Former Chairman Options expire two years from date of grant. The Company recorded the $847,300 fair value of the Former Chairman Options as contributed capital with an offset to prepaid consulting expense that is being amortized to operations over the two-year term of the consulting agreement.

In September 2013, the Company, its former Executive Chairman and the above-indicated third party entered into an agreement, whereby the Company granted options to the third party that have the same terms as the former Chairman Options in exchange for the third party’s assignment of its interest in the Former Chairman Options to the Company. The Company valued the options granted to the third party in September 2013 at $718,871 and added the cost to the remaining unamortized prepaid consulting expense from the Former Chairman Options (See Note 5)

On November 29, 2012, the Company granted a former Director 20,000 fully vested stock options exercisable at $3.89 per share.

On December 6, 2012, the Company granted its former Executive Chairman 209,940 fully vested stock options exercisable at $4.69 per share.

On December 10, 2012, the Company granted a Director 20,000 fully vested stock options exercisable at $4.46 per share.

On March 29, 2013, the Company a Director 20,000 fully vested stock options exercisable at $6.87 per share.

On April 16, 2013, the Company granted a Director 5,000 fully vested stock options exercisable at $6.76 per share.

On May 1, 2013, the Company granted a former Director 20,000 fully vested stock options exercisable at $7.05 per share.

On August 27, 2013, the Company granted a former Director 25,000 fully vested stock options exercisable at $6.04 per share.

On August 27, 2013, the Company granted another former Director 5,000 fully vested stock options exercisable at $6.04 per share.

During the year ended September 30, 2013, a former Director, received 49,059 shares of the Company’s common stock through the cashless exercise of 155,000 stock options. In addition, the Company issued the former director 28,145 common shares at price of $4.69 per share upon exercise of the former Director’s stock options and received $131,999 in proceeds.

On October 10, 2013, the Company entered into a Consulting Agreement with a Company Director, whereby he gives the Company advice and support in connection with its review, analysis and development of its intellectual property. In consideration for his services, he receives $13,000 in monthly compensation and was granted options to purchase 50,000 shares of the Company’s common stock at a price of $6.09 per share. The options expire on October 10, 2016 and immediately vested upon grant. Either party may terminate the Consulting Agreement with ten days prior written notice.

On October 15, 2013, the Company’s then Chief Financial Officer submitted his resignation, which took effect on October 31, 2013. Pursuant to a Separation Agreement, 20,000 of his 42,500 options immediately fully vested and the remaining 22,500 options are cancelled.

On October 18, 2013, the Company entered into an employment agreement with its Chief Financial Officer that is effective on November 1, 2013 and calls for successive one-year renewals unless either party elects against renewal. The Company granted 2,500 shares of its common stock under its 2009 Employee and Consultant Stock Plan, subject to the restriction that the 2,500 shares shall be forfeited to the Company if the employment ceases for any reason; provided, that such restriction and risk of forfeiture shall cliff-lapse on the 180th day after his start date at the Company. Pursuant to the terms of the employment agreement, on October 31, 2013, the Company granted stock options to him under its 2010 Stock Option Plan to purchase 75,000 shares of common stock at a strike price equal to the closing price of the Company’s stock on October 31, 2013 of $6.20, with the scheduled expiration date of the stock options to be November 1, 2018. The stock options vest annually in equal installments of 25,000 over a three year period commencing on November 1, 2014.

On November 12, 2013, the Company granted a former Director 20,000 fully vested stock options exercisable at $6.32 per share. The options expire five years from date of grant. On December 13, 2013, the Company granted a Director 20,000 fully vested stock options exercisable at $5,28 per share. The options expire five years from date of grant.

Effective December 13, 2013, the former Executive Chairman’s employment under the employment agreement by and between the Company and the former Executive Chairman, or otherwise, was terminated.  Pursuant to a Separation Agreement and General Release dated April 9, 2014, the former Executive Chairman resigned from the Board of Directors.  For the year ended September 30, 2014, the Company has accrued $574,787 in expenses for its severance obligation, of which $473,936 has been paid and reflected full vesting of the former Executive Chairman’s unexercised stock options in stock based compensation expense.

On July 15, 2014, the Company granted a new Director 25,000 fully vested stock options exercisable at $3.80 per share. The options expire five years from date of grant.

On September 9, 2014, the Company granted a new Director 25,000 fully vested stock options exercisable at $3.82 per share. The options expire five years from date of grant.

Effective September 19, 2014, the Company entered into a Separation and General Release with its former Chief Executive Officer, which confirmed his removal from all positions held with the Company, including its subsidiaries, divisions, affiliates, partnerships, joint ventures and related business entities. Pursuant to the terms of the Separation Agreement and in accordance with the terms of his employment agreement, the Company agreed to the former Chief Executive Officer, one year of his base salary, accrued but unused vacation time and agreed to provide continued medical coverage for a period of one year. In addition, the Company reimbursed the former Chief Executive Offier for $10,000 for his attorneys’ fees in connection with his Separation Agreement. In exchange for these payments, and other provisions, the former Chief Executive Officer agreed to a general release in favor of the Company. For the year ended September 30, 2014, the Company has accrued $461,681 in expenses for its severance obligation, of which $3,830 has been paid.

During the year ended September 30, 2014, employees exercised 116,648 common stock options through various cashless exercises in exchange for the issuance of a total of 14,798 shares of the Company’s common stock. Also during the year ended September 30, 2013, the Company received $1,687,451 from employees and consultants through exercises of 359,798 options in exchange for 359,798 common shares.